Income tax (Schedule of Income Taxes) (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2018 CNY (¥)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)
Income tax [Line Items]
Statutory tax rate	25.00%	25.00%	25.00%	25.00%
Current tax	¥ 87,897		¥ 57,642	¥ 15,348
Deferred tax	(22,944)	$ (3,337)	(3,391)	1,483
Income tax expense	¥ 64,953	$ 9,447	¥ 54,251	¥ 16,831
Hong Kong [Member]
Income tax [Line Items]
Statutory tax rate	16.50%	16.50%